Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Preferred shares, par value
Preferred shares, authorized	Unlimited	Unlimited
Common shares, par value
Common shares, authorized	Unlimited	Unlimited
Common stock, shares, issued	739,382,976	568,560,669
Common stock, shares, outstanding	739,382,976	568,560,669